Accumulated other comprehensive income (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ending balance	$ 104,557,008	$ 107,910,960
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	107,910,960	82,000,020	79,859,172
Other comprehensive income (loss)	(3,353,952)	25,910,940	2,140,848
Ending balance	$ 104,557,008	$ 107,910,960	$ 82,000,020